Investment Objectives and Goals - AMERICAN HIGH-INCOME MUNICIPAL BOND FUND	Sep. 30, 2025
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T)
Prospectus [Line Items]
Risk/Return [Heading]	American High-Income Municipal Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with a high level of current income exempt from regular federal income tax.
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class R6)
Prospectus [Line Items]
Risk/Return [Heading]	American High-Income Municipal Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with a high level of current income exempt from regular federal income tax.